UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22282

Cook & Bynum Funds Trust
(Exact name of registrant as specified in charter)

2830 Cahaba Road
Birmingham, AL 35223
(Address of principal executive offices) (Zip code)

Mr. J. Dowe Bynum
2830 Cahaba Road
Birmingham, AL 35223
 (Name and address of agent for service)

205-994-2815
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Insert Schedule of Investments for the fund.

Cook & Bynum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Description	Shares	Value
DOMESTIC COMMON STOCKS (39.5%)
Household Products (3.6%)
Procter & Gamble Co.	55,600	$4,415,196
Hypermarkets and Supercenters (11.2%)
Wal-Mart Stores, Inc.	228,000	13,976,400
Multi-Sector Holdings (5.2%)
Berkshire Hathaway, Inc. - Class B (1)	49,000	6,469,960
Soft Drink Manufacturing (12.6%)
Coca-Cola Co.	364,700	15,667,512
Software (6.9%)
Microsoft Corp.	153,513	8,516,901
TOTAL DOMESTIC COMMON STOCKS
(Cost $36,591,896)		$49,045,969

FOREIGN COMMON STOCKS (14.8%)
Soft Drink Bottling and Distribution (14.8%)
Arca Continental SAB de CV	2,042,583	$12,407,555
Coca Cola Embonor - Class B	4,179,957	6,017,213
Other (2)	1,868	1,505
		18,426,273
TOTAL FOREIGN COMMON STOCKS
(Cost $15,927,339)		$18,426,273

	Principal
Description	Amount	Value
SHORT-TERM INVESTMENTS (45.3%)
U.S. Treasury Bills (45.3%)
0.000%, 03/24/2016 (1)	$18,600,000	$18,591,852
0.000%, 04/28/2016 (1)	29,000,000	28,979,088
0.000%, 03/03/2016 (1)	8,750,000	8,746,835
		56,317,775
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,317,775)		$56,317,775

TOTAL INVESTMENTS (99.6%)
(Cost $108,837,010)		$123,790,017
TOTAL CASH INCLUDING FOREIGN CURRENCY (0.5%)		$686,209
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)		(171,047)
NET ASSETS (100.0%)		$124,305,179

(1)	Non-income producing security.
(2)	Represents an undisclosed security which the Fund has held for less than one year.

Common Abbreviations:
SAB de CV - Sociedad Anonima Bursatil de Capital Variable is a Spanish Capital Company
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$108,837,010
	Gross unrealized appreciation	18,563,558
	Gross unrealized depreciation	(3,610,551)
	Net unrealized appreciation	$14,953,007

*Because tax adjustments are calculated annually, the table above does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

Fair Value Measurements:  In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

Investments in Securities at Value(1)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$49,045,969	$-	$-	$49,045,969
Foreign Common Stocks	18,426,273	-	-	18,426,273
Short-Term Investments	-	56,317,775	-	56,317,775
Total Investments in Securities	$67,472,242	$56,317,775	$-	$123,790,017

(1) Please refer to the portfolio of investments to view securities by industry type.

During the period ended December 31, 2015, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1 and Level 2 as of the end of the reporting period. All securities of the Fund were valued using Level 1 and Level 2 inputs. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Cook & Bynum Funds Trust

By (Signature and Title)  /s/ Richard P. Cook
 Richard P. Cook, President (Principal Executive officer)

Date  February 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard P. Cook
  Richard P. Cook, Treasurer (Principal Executive Officer)

Date  February 16, 2016

By (Signature and Title)*  /s/ Chris M. Remington
  Chris M. Remington

Date  February 16, 2016

* Print the name and title of each signing officer under his or her signature.